Major Products Including both On-Balance Sheet (100% Loans) and Off-Balance Sheet (Principally Commitments to Extend Credit) Exposures (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	325,237,572	309,255,516
On-Balance Sheet	179,957,336	169,255,037
Off-Balance Sheet	145,280,236	140,000,479
Commercial and Industrial
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	109,426,546	101,768,977
On-Balance Sheet	59,610,344	54,479,473
Off-Balance Sheet	49,816,202	47,289,504
Other commercial
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	53,557,510	53,782,606
On-Balance Sheet	34,601,192	34,770,389
Off-Balance Sheet	18,956,318	19,012,217
Lease Financings
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	1,578,151	1,559,652
On-Balance Sheet	1,578,151	1,559,652
Mortgage and home equity
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	45,163,921	40,525,281
On-Balance Sheet	44,646,443	40,022,157
Off-Balance Sheet	517,478	503,124
Credit cards
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	84,596,542	80,020,979
On-Balance Sheet	17,479,346	15,116,757
Off-Balance Sheet	67,117,196	64,904,222
Other Consumer
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	30,914,902	31,598,021
On-Balance Sheet	22,041,860	23,306,609
Off-Balance Sheet	8,873,042	8,291,412